Note 14 - Subsequent Events (Details Textual) $ / shares in Units, $ in Millions						1 Months Ended	9 Months Ended
		Oct. 26, 2020 $ / shares	Oct. 20, 2020 USD ($)	Oct. 15, 2020 USD ($)	Jul. 27, 2020 $ / shares	Oct. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Mar. 09, 2020 $ / shares	Jan. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Loans and Leases Receivable, Number of Loans							32
Loans and Leases Receivable, Weighted Average Fixed Rate	[1]						100.00%
Treasury Stock, Shares, Acquired (in shares) | shares							113,511
Common stock, par value (in dollars per share) | $ / shares							$ 0.01	$ 0.01	$ 0.01	$ 0.01
Treasury Stock, Value, Acquired, Cost Method							$ 1.7
Treasury Stock Acquired, Average Cost Per Share (in dollars per share) | $ / shares							$ 15.11
Common Stock [Member]
Dividends Payable, Date Declared					Jul. 27, 2020
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares					$ 0.40
Dividends Payable, Date to be Paid					Sep. 30, 2020
Subsequent Event [Member]
Treasury Stock, Shares, Acquired (in shares) | shares						123,086
Common stock, par value (in dollars per share) | $ / shares						$ 0.01
Treasury Stock, Value, Acquired, Cost Method						$ 1.8
Treasury Stock Acquired, Average Cost Per Share (in dollars per share) | $ / shares						$ 14.37
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Date Declared		Oct. 26, 2020
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.40
Dividends Payable, Date to be Paid		Dec. 31, 2020
Dividends Payable, Date of Record		Dec. 15, 2020
Subsequent Event [Member] | Credit Facility [Member] | Freddie Mac [Member]
Proceeds from Lines of Credit, Total			$ 59.9
Debt, Weighted Average Interest Rate			0.30%
Subsequent Event [Member] | Mezzanine Loan Portfolio [Member]
Loans and Leases Receivable, Number of Loans			18
Loans and Leases Receivable, Gross, Total			$ 97.9
Loans and Leases Receivable, Weighted Average Fixed Rate			7.54%
Percentage of Acquired Loans Held for Investment Face Amount			102.00%
Interest Receivable			$ 0.3
Unsecured Debt [Member] | OP [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage				7.50%
Debt Instrument, Face Amount				$ 36.5
Debt Instrument Discount Percentage				1.02%
Proceeds from Issuance of Unsecured Debt				$ 36.1

[1]	The weighted-average fixed rate is weighted on current principal balance.